UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08611

Name of Fund:	Legg Mason Charles Street Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: December 31, 2004

Item 1 — Schedule of Investments

Portfolio of Investments
Batterymarch U.S. Small Capitalization Equity Portfolio
December 31, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value
Common Stock and Equity Interests — 98.9%
Auto and Transportation —4.7%
Adesa, Inc.	93	$1,974
Arkansas Best Corporation	22	982
Aviall, Inc.	64	1,476	//A
CNF Inc.	62	3,121
General Maritime Corporation	41	1,641	//A
Knightsbridge Tankers Ltd.	140	4,670
Offshore Logistics, Inc.	144	4,669	//A
Tenneco Automotive Inc.	305	5,258	//A
Tsakos Energy Navigation Ltd.	138	4,950
Winnebago Industries, Inc.	117	4,563

		33,304

Consumer Discretionary - 13.7%
Aaron Rents, Inc.	98	2,448
Administaff, Inc.	66	831	//A
American Greetings Corporation	242	6,125
Ameristar Casinos, Inc.	92	3,970
Argosy Gaming Company	80	3,731	//A
BJ’s Wholesale Club, Inc.	216	6,292	//A
Borders Group, Inc.	191	4,844
Carmike Cinemas, Inc.	20	740
CEC Entertainment Inc.	102	4,075	//A
Central Garden & Pet Company	18	735	//A
Charming Shoppes, Inc.	523	4,900	//A
Chattem, Inc.	27	900	//A
Cincinatti Bell Inc.	26	1,079
Convergys Corporation	229	3,437	//A
Dendrite International, Inc.	49	955	//A
EarthLink, Inc.	571	6,572	//A
Genesco Inc.	112	3,494	//A
Global Imaging Systems, Inc.	78	3,067	//A
Jack In The Box Inc.	174	6,401	//A
Jo-Ann Stores, Inc.	27	741	//A
Kellwood Company	124	4,282
Korn/Ferry International	160	3,318	//A
Lions Gate Entertainment Corp.	136	1,444	//A
New Frontier Media, Inc.	201	1,593	//A
PDI, Inc.	87	1,927	//A
Penn National Gaming, Inc.	16	946	//A
Rollins, Inc.	83	2,171
School Specialty, Inc.	94	3,636	//A
Stewart Enterprises, Inc.	398	2,783	//A
The Men’s Wearhouse, Inc.	104	3,314	//A
The Nautilus Group, Inc.	73	1,757
The Readers Digest Association, Inc.	198	2,756

	Shares/Par	Value
The Yankee Candle Company, Inc.	20	667	//A

		95,931

Consumer Staples - 6.3%
7-Eleven, Inc.	41	979	//A
Beazer Homes USA, Inc.	69	10,059
Gevity HR, Inc.	253	5,210
Hovnanian Enterprises, Inc.	115	5,685	//A
Jacuzzi Brands, Inc.	374	3,257	//A
Performance Food Group Company	194	5,222	//A
Pilgrim’s Pride Corporation	112	3,436
Ralcorp Holdings, Inc.	22	907
Stage Stores, Inc.	63	2,620	//A
The Timberland Company	107	6,681	//A

		44,056

Energy - 9.1%
Cal Dive International, Inc.	128	5,228	//A
Cimarex Energy Co.	93	3,521	//A
Core Laboratories N.V.	160	3,734	//A
Energen Corporation	75	4,421
Magellan Midstream Partners, L.P.	15	851
Magnum Hunter Resources, Inc.	522	6,730	//A
Oil States International, Inc.	105	2,016	//A
Plains Exploration & Production Company	203	5,287	//A
Swift Energy Company	166	4,813	//A
Tesoro Petroleum Corporation	360	11,454	//A
The Houston Exploration Company	12	654	//A
Todco	219	4,034	//A
Universal Compression Holdings, Inc.	78	2,712	//A
Veritas DGC Inc.	144	3,227	//A
Vintage Petroleum, Inc.	224	5,076

		63,758

Financials - 17.4%
Affiliated Managers Group, Inc.	55	3,733	//A
Alexandria Real Estate Equities, Inc.	16	1,154
American Home Mortgage Investment Corp.	119	4,089
Arch Capital Group Ltd.	4	162	//A
Assured Guaranty Ltd.	205	4,025
Commercial Capital Bancorp, Inc.	172	3,988
Cousins Properties, Inc.	53	1,592
Deluxe Corporation	216	8,075
eFunds Corporation	64	1,534	//A
Endurance Specialty Holdings Limited	76	2,592
Essex Property Trust, Inc.	66	5,531
Euronet Worldwide, Inc.	74	1,933	//A
First BanCorp.	95	6,011
First Industrial Realty Trust, Inc.	91	3,719
First Niagara Financial Group, Inc.	297	4,146
Flagstar Bancorp, Inc.	232	5,248
Fremont General Corporation	5	135
Hudson United Bancorp	89	3,501
Innkeepers USA Trust	47	663

	Shares/Par	Value
Loews Corp. — Carolina Group	34	990
New Century Financial Corporation	148	9,478
Ohio Casualty Corporation	83	1,933	//A
R&G Financial Corporation	79	3,071
Redwood Trust, Inc.	55	3,396
Selective Insurance Group, Inc.	70	3,097
Silicon Valley Bancshares	81	3,621	//A
SL Green Reality Corp.	75	4,547
Southwest Bancorporation of Texas, Inc.	69	1,609
Taubman Centers, Inc.	160	4,780
UICI	181	6,128
Umpqua Holdings Corporation	19	489
Ventas, Inc.	134	3,673
W Holding Company, Inc.	296	6,798
Wintrust Financial Corporation	53	3,019
Zenith National Insurance Corp.	64	3,175

		121,635

Health Care - 9.8%
Advanced Medical Optics, Inc.	128	5,262	//A
Amerigroup Corporation	48	3,662	//A
Angiotech Pharmaceuticals, Inc.	201	3,701	//A
Beverly Enterprises, Inc.	246	2,251	//A
Centene Corporation	120	3,402	//A
Charles River Laboratories International, Inc.	26	1,215	//A
CONMED Corporation	83	2,369	//A
Dade Behring Holdings Inc.	51	2,856	//A
DJ Orthopedics Incorporated	118	2,536	//A
Enzon Pharmaceuticals, Inc.	219	3,002	//A
First Horizon Pharmaceutical Corporation	197	4,514	//A
Invacare Corporation	32	1,490
Kos Pharmaceuticals, Inc.	120	4,517	//A
Owens & Minor, Inc.	13	373
Perrigo Company	171	2,950
QLT Inc.	231	3,714	//A
Respironics, Inc.	102	5,528	//A
Sierra Health Services, Inc.	167	9,206	//A
Sybron Dental Specialties, Inc.	73	2,586	//A
Techne Corporation	56	2,163	//A
United Therapeutics Corporation	26	1,178	//A

		68,475

Materials - 16.6%
Acuity Brands, Inc.	58	1,844
Airgas, Inc.	66	1,750
Armor Holdings, Inc.	159	7,495	//A
Bluegreen Corporation	97	1,922	//A
Caraustar Industries, Inc.	11	188	//A
Cytec Industries Inc.	84	4,304
Eagle Materials Inc.	80	6,917
FMC Corporation	84	4,072	//A
Georgia Gulf Corporation	35	1,766
Hexcel Corporation	70	1,019	//A

	Shares/Par	Value
Hughes Supply, Inc.	152	4,920
IPSCO, Inc.	146	6,960
Maverick Tube Corporation	218	6,610	//A
Mittal Steel Company NV	78	3,030	//A
Mueller Industries, Inc.	84	2,692
NCI Building Systems, Inc.	54	2,040	//A
Olympic Steel, Inc.	69	1,829	//A
OM Group, Inc.	248	8,030	//A
Oregon Steel Mills, Inc.	266	5,402	//A
Owens-Illinois, Inc.	175	3,965	//A
Paxar Corporation	196	4,339	//A
Reliance Steel & Aluminum Co.	46	1,773
RPM, Inc.	206	4,056
Schnitzer Steel Industries, Inc.	130	4,396
Silgan Holdings Inc.	87	5,291
Southern Peru Copper Corporation	82	3,890
Stillwater Mining Company	175	1,975	//A
Terra Industries Inc.	631	5,605	//A
The Brink’s Company	133	5,272
United Defense Industries, Inc.	59	2,802	//A

		116,154

Producer Durables - 12.0%
AGCO Corporation	453	9,910	//A
Applied Industrial Technologies, Inc.	97	2,655
Briggs & Stratton Corporation	115	4,773
Crown Holdings, Inc.	86	1,183	//A
Flowserve Corporation	231	6,348	//A
Kennametal Inc.	194	9,675
Kulicke and Soffa Industries, Inc.	183	1,577	//A
M.D.C. Holdings, Inc.	61	5,258
Meritage Corporation	48	5,365	//A
MTS Systems Corporation	80	2,701
Orbital Sciences Corporation	173	2,044	//A
Photronics, Inc.	94	1,549	//A
Rayovac Corporation	78	2,368	//A
Rofin-Sinar Technologies, Inc.	50	2,106	//A
Standard Pacific Corp.	130	8,332
Terex Corporation	194	9,235	//A
The Middleby Corporation	40	2,036
Thomas & Betts Corporation	210	6,448	//A
WESCO International, Inc.	28	830	//A

		84,393

Technology - 7.2%
Anteon International Corporation	43	1,779	//A
Brocade Communications Systems, Inc.	544	4,158	//A
CACI International Inc.	107	7,263	//A
ChipMOS TECHNOLOGIES (Bermuda) LTD.	459	2,921	//A
Diodes Incorporated	12	271	//A
Hyperion Solutions Corporation	81	3,776	//A
Integrated Device Technology, Inc.	121	1,393	//A
Keane, Inc.	133	1,955	//A

	Shares/Par	Value
Lattice Semiconductor Corporation	289	1,646	//A
Littelfuse, Inc.	51	1,725	//A
McDATA Corporation	289	1,723	//A
MEMC Electronic Materials, Inc.	146	1,937	//A
ON Semiconductor Corporation	314	1,426	//A
PerkinElmer, Inc.	112	2,512
Perot Systems Corporation	279	4,469	//A
Progress Software Corporation	92	2,156	//A
Tyler Technologies, Inc.	164	1,374	//A
Western Digital Corporation	745	8,072	//A

		50,556

Utilities - 2.1%
Commonwealth Telephone Enterprises, Inc.	58	2,870	//A
El Paso Electric Company	128	2,424	//A
IDACORP, Inc.	47	1,440
PTEK Holdings, Inc.	312	3,340	//A
Southwestern Energy Company	86	4,349	//A

		14,423

Total Common Stock and Equity Interests (Identified Cost — $589,760)		692,685

Repurchase Agreements - 1.0%
Bank of America 2%, dated 12/31/04, to be repurchased at $3,601 on 1/3/05 (Collateral: $3,320 Fannie Mae notes, 6%, due 5/15/11, value $3,685)	3,600	3,600

Goldman, Sachs & Company 2.18%, dated 12/31/04, to be repurchased at $3,601 on 1/3/05 (Collateral: $3,526 Fannie Mae mortgage-backed securities, 6%, due 11/1/34, value $3,690)	3,601	3,601

Total Repurchase Agreements (Identified Cost — $7,201)		7,201

Total Investments - 99.9% (Identified Cost — $596,961)		699,886
Other Assets Less Liabilities - 0.1%		645

Net Assets - 100.0%		$700,531

Net Asset Value Per Share:
Institutional Class		$11.96

Financial Intermediary Class		$11.91

//A Non-income producing.

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 — Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.
Date:    February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.
Date:    February 25, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Charles Street Trust, Inc.
Date:    February 25, 2005